Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Member]
Depreciation expense	$ 3,176	$ 3,268	$ 5,700	$ 7,146	$ 7,146	$ 13,149